Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

Pay Versus Performance Table

PAY VERSUS PERFORMANCE
Year (a)	Summary Compensation Table (SCT) Total for PEO (b)(1)	Compensation Actually Paid (CAP) to PEO (c) (1)(2)	Average SCT Total for Non-PEO Named Executive Officers (NEOs) (d)(1)	Average CAP to Non-PEO NEOs (e)(1)(2)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return (f)(3)	Net Income (Loss) (g) ($ in 000s)
2026	$1,254,313	$1,512,617	$651,298	$658,872	$101	$(36,908)
2025	$1,249,999	$1,061,027	$741,926	$751,789	$96	$15,550
2024	$1,525,091	$1,341,121	$707,041	$689,204	$84	$(926)

(1)
Mr. Reese has served as our principal executive officer (“PEO”) since May 4, 2023. For fiscal years 2026, 2025 and 2024, our non-PEO NEOs included Mr. Kleinman and Mrs. Milz.
(2)
For each of 2026, 2025, and 2024, the values included in this column for the compensation actually paid to Mr. Reese and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and (d) for fiscal years 2026, 2025, and 2024, respectively. For purposes of calculating compensation actually paid, the fair value of Mr. Reese's option award was determined using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718. Mr. Kleinman’s option awards are fully vested and exercisable.

PEO	2026	2025	2024
Summary Compensation Table Total for PEO (column (b))	$1,254,313	$1,249,999	$1,525,091
(-) SCT “Stock Awards” column value	$(554,313)	$(249,999)	$(275,000)
(-) SCT “Option Awards” column value	$-	$-	$-
(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$330,004	$202,148	$179,347
(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$249,402	$(215,278)	$(162,515)
(+) vesting date fair value of equity awards granted and vested in the covered year	$156,037	$62,500	$68,751
(+/-) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$77,174	$11,657	$5,447
(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$-	$-	$-
(+) dollar value of dividends/earnings paid on equity awards in the covered year	$-	$-	$-
(+) excess fair value for equity award modifications	$-	$-	$-
Compensation Actually Paid to PEO (column (c))	$1,512,617	$1,061,027	$1,341,121

Average Non-PEO NEOs	2026	2025	2024
Summary Compensation Table Total for Non-PEO NEOs (column (d))	$651,298	$741,926	$707,041
(-) SCT “Stock Awards” column value	$(81,248)	$(84,376)	$(137,500)
(-) SCT “Option Awards” column value	$-	$-	$-
(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$32,571	$46,519	$103,068
(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$3,239	$12,814	$(19,622)
(+) vesting date fair value of equity awards granted and vested in the covered year	$20,909	$25,204	$34,376
(+/-) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$32,104	$9,702	$1,842
(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$-	$-	$-
(+) dollar value of dividends/earnings paid on equity awards in the covered year	$-	$-	$-
(+) excess fair value for equity award modifications	$-	$-	$-
Compensation Actually Paid to Average Non-PEO NEOs (column (e))	$658,872	$751,789	$689,204

(3)
For each of fiscal year 2026, 2025 and 2024, the cumulative total shareholder return (“TSR”) for the Corporation was calculated as the yearly percentage change in cumulative TSR based on a deemed fixed investment of $100 at market close on June 30, 2023, assuming dividend reinvestment. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Named Executive Officers, Footnote	(1) Mr. Reese has served as our principal executive officer (“PEO”) since May 4, 2023. For fiscal years 2026, 2025 and 2024, our non-PEO NEOs included Mr. Kleinman and Mrs. Milz.
PEO Total Compensation Amount	$ 1,254,313	$ 1,249,999	$ 1,525,091
PEO Actually Paid Compensation Amount	$ 1,512,617	1,061,027	1,341,121
Adjustment To PEO Compensation, Footnote
(2)
For each of 2026, 2025, and 2024, the values included in this column for the compensation actually paid to Mr. Reese and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and (d) for fiscal years 2026, 2025, and 2024, respectively. For purposes of calculating compensation actually paid, the fair value of Mr. Reese's option award was determined using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718. Mr. Kleinman’s option awards are fully vested and exercisable.

PEO	2026	2025	2024
Summary Compensation Table Total for PEO (column (b))	$1,254,313	$1,249,999	$1,525,091
(-) SCT “Stock Awards” column value	$(554,313)	$(249,999)	$(275,000)
(-) SCT “Option Awards” column value	$-	$-	$-
(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$330,004	$202,148	$179,347
(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$249,402	$(215,278)	$(162,515)
(+) vesting date fair value of equity awards granted and vested in the covered year	$156,037	$62,500	$68,751
(+/-) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$77,174	$11,657	$5,447
(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$-	$-	$-
(+) dollar value of dividends/earnings paid on equity awards in the covered year	$-	$-	$-
(+) excess fair value for equity award modifications	$-	$-	$-
Compensation Actually Paid to PEO (column (c))	$1,512,617	$1,061,027	$1,341,121

Non-PEO NEO Average Total Compensation Amount	$ 651,298	741,926	707,041
Non-PEO NEO Average Compensation Actually Paid Amount	$ 658,872	751,789	689,204
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For each of 2026, 2025, and 2024, the values included in this column for the compensation actually paid to Mr. Reese and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and (d) for fiscal years 2026, 2025, and 2024, respectively. For purposes of calculating compensation actually paid, the fair value of Mr. Reese's option award was determined using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718. Mr. Kleinman’s option awards are fully vested and exercisable.

Average Non-PEO NEOs

2026

2025

2024

Summary Compensation Table Total for Non-PEO NEOs (column (d))

$

651,298

$

741,926

$

707,041

(-) SCT “Stock Awards” column value

$

(81,248

)

$

(84,376

)

$

(137,500

)

(-) SCT “Option Awards” column value

$

-

$

-

$

-

(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end

$

32,571

$

46,519

$

103,068

(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end

$

3,239

$

12,814

$

(19,622

)

(+) vesting date fair value of equity awards granted and vested in the covered year

$

20,909

$

25,204

$

34,376

(+/-) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year

$

32,104

$

9,702

$

1,842

(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year

$

-

$

-

$

-

(+) dollar value of dividends/earnings paid on equity awards in the covered year

$

-

$

-

$

-

(+) excess fair value for equity award modifications

$

-

$

-

$

-

Compensation Actually Paid to Average Non-PEO NEOs (column (e))

$

658,872

$

751,789

$

689,204

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 101	$ 96	$ 84
PEO Name	Mr. Reese	Mr. Reese	Mr. Reese
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (36,908,000)	$ 15,550,000	$ (926,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	330,004	202,148	179,347
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	249,402	(215,278)	(162,515)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	156,037	62,500	68,751
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,174	11,657	5,447
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(554,313)	(249,999)	(275,000)
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,571	46,519	103,068
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,239	12,814	(19,622)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,909	25,204	34,376
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,104	9,702	1,842
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(81,248)	(84,376)	(137,500)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0